Unaudited Condensed Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues
Finance receivable interest income, including fees	$ 2,031	$ 374	$ 3,090	$ 497
Marketable investments interest income	91		166
Income related to investments in unconsolidated entities	1,503		2,779
Management fees	42	56	412	140
Total Revenues	3,667	430	6,447	637
Costs and expenses:
General and administrative	669	390	1,747	2,240
Total costs and expenses	669	390	1,747	2,240
Income from operations	2,998	40	4,700	(1,603)
Interest and other income (expense), net	(34)	23	(209)	158
Income before provision for income tax	2,964	63	4,491	(1,445)
Provision for income tax	706	3	(9,841)	(24)
Consolidated net income (loss)	2,258	60	14,332	(1,421)
Net income attributable to non-controlling interests	801		1,470
Net income attributable to SWK Holdings Corporation Stockholders	$ 1,457	$ 60	$ 12,862	$ (1,421)
Net income per share attributable to SWK Holdings Corporation Stockholders
Basic (in Dollars per share)	$ 0.04	$ 0.00	$ 0.31	$ (0.03)
Diluted (in Dollars per share)	$ 0.04	$ 0.00	$ 0.31	$ (0.03)
Weighted Average Shares
Basic (in Shares)	41,462,000	41,316,000	41,343,000	41,247,000
Diluted (in Shares)	41,530,000	41,396,000	41,440,000	41,247,000